Taxes - Schedule of Unrecognized Tax Benefit Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,055	$ 851	$ 206
Increases related to tax positions taken in current year	145	196
Increases related to tax positions taken in prior years	8	260	605
Reductions related to tax positions taken in prior years	(95)	(199)
Reductions related to settlements with tax authorities	(273)
Reductions related to lapse of statutes of limitations	(206)
Effects of foreign currency translation	(23)	(53)	40
Balance at end of year	$ 611	$ 1,055	$ 851